American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Aggressive
October 31, 2022

One Choice Portfolio: Aggressive - Schedule of Investments
OCTOBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 55.8%
Equity Growth Fund Investor Class	1,621,184	39,443,397
Focused Dynamic Growth Fund Investor Class	842,351	31,663,973
Focused Large Cap Value Fund Investor Class	11,428,923	112,803,472
Growth Fund Investor Class	1,346,985	50,148,268
Heritage Fund Investor Class	3,011,309	55,468,307
Mid Cap Value Fund Investor Class	4,022,118	64,152,789
Small Cap Growth Fund Investor Class	1,060,066	17,469,883
Small Cap Value Fund Investor Class	1,862,898	17,623,012
Sustainable Equity Fund Investor Class	2,013,858	78,157,826
		466,930,927
International Equity Funds — 22.2%
Emerging Markets Fund Investor Class	4,489,280	39,281,197
Global Real Estate Fund Investor Class	680,985	7,429,547
International Growth Fund Investor Class	5,504,197	54,161,299
International Small-Mid Cap Fund Investor Class	2,184,298	18,522,846
International Value Fund Investor Class	5,023,452	33,255,253
Non-U.S. Intrinsic Value Fund Investor Class	4,304,690	33,361,344
		186,011,486
Domestic Fixed Income Funds — 17.1%
Core Plus Fund Investor Class	7,271,749	65,809,332
High Income Fund Investor Class	3,618,864	29,023,286
Inflation-Adjusted Bond Fund Investor Class	2,549,798	27,996,779
Short Duration Fund Investor Class	1,050,838	10,172,108
Short Duration Inflation Protection Bond Fund Investor Class	991,698	10,313,660
		143,315,165
International Fixed Income Funds — 4.9%
Emerging Markets Debt Fund Investor Class	1,614,772	13,273,424
Global Bond Fund Investor Class	3,179,790	27,568,781
		40,842,205
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $792,095,659)		837,099,783
OTHER ASSETS AND LIABILITIES†		(42,918)
TOTAL NET ASSETS — 100.0%		$837,056,865

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Equity Growth Fund	$43,484	$97	$2,094	$(2,044)	$39,443	1,621	$(432)	$97
Focused Dynamic Growth Fund	35,033	—	—	(3,369)	31,664	842	—	—
Focused Large Cap Value Fund	113,629	583	429	(979)	112,804	11,429	(46)	583
Growth Fund	55,954	—	—	(5,806)	50,148	1,347	—	—
Heritage Fund	58,088	—	—	(2,620)	55,468	3,011	—	—
Mid Cap Value Fund	67,925	330	2,358	(1,744)	64,153	4,022	(300)	330
Small Cap Growth Fund	21,443	—	4,860	887	17,470	1,060	(1,494)	—
Small Cap Value Fund	24,552	41	6,604	(366)	17,623	1,863	(817)	41
Sustainable Equity Fund	85,241	—	2,336	(4,747)	78,158	2,014	665	—
Emerging Markets Fund	45,322	223	—	(6,264)	39,281	4,489	—	—
Global Real Estate Fund	8,737	—	—	(1,307)	7,430	681	—	—
International Growth Fund	61,592	—	—	(7,431)	54,161	5,504	—	—
International Small-Mid Cap Fund	20,532	—	—	(2,009)	18,523	2,184	—	—
International Value Fund	36,269	—	—	(3,014)	33,255	5,023	—	—
Non-U.S. Intrinsic Value Fund	37,149	—	—	(3,788)	33,361	4,305	—	—
Core Plus Fund	69,971	2,374	—	(6,536)	65,809	7,272	—	521
High Income Fund	30,857	447	819	(1,462)	29,023	3,619	(157)	447
Inflation-Adjusted Bond Fund	30,496	—	—	(2,499)	27,997	2,550	—	—
Short Duration Fund	10,372	62	—	(262)	10,172	1,051	—	62
Short Duration Inflation Protection Bond Fund	10,760	—	—	(446)	10,314	992	—	—
Emerging Markets Debt Fund	14,002	46	—	(774)	13,274	1,615	—	46
Global Bond Fund	29,536	125	—	(2,092)	27,569	3,180	—	125
	$910,944	$4,328	$19,500	$(58,672)	$837,100	69,674	$(2,581)	$2,252
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.